T. ROWE PRICE QM U.S. Bond Index Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.1%
Car Loan 1.3%
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,170 1,132
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 609
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 2,929
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 1,964
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,561
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915 882
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 2,745 2,695
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,776
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,466
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,253
World Omni Select Auto Trust
Series 2019-A, Class B
2.17%, 12/15/25  5 5
16,272
Other Asset-Backed Securities 1.1%
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.978%, 4/15/35 (1) 2,280 2,238
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.932%, 7/15/36 (1) 1,565 1,545
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,345 2,290

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 780 692
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,684 1,391
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 5.795%, 5/20/34 (1) 2,155 2,123
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 87 84
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,283 1,224
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 1,255 1,244
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 919 864
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 277 256
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 25 24
Sierra Timeshare Receivables Funding
Series 2018-2A, Class A
3.50%, 6/20/35 (1) 12 12
13,987
Student Loan 0.7%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 711 680
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 738 688
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 828 764
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 1,015 943
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 307 274

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 296 272
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 529 509
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 512 476
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,360 1,227
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 2,548 2,235
8,068
Total Asset-Backed Securities
(Cost $40,949) 38,327
CORPORATE BONDS 25.3%
FINANCIAL INSTITUTIONS 10.8%
Banking 6.3%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 382
Ally Financial, 2.20%, 11/2/28  1,505 1,257
Banco Santander, 3.125%, 2/23/23  600 599
Banco Santander, 3.49%, 5/28/30  600 533
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,260 1,264
Bank of America, 3.50%, 4/19/26  600 583
Bank of America, 4.00%, 1/22/25  650 639
Bank of America, 4.20%, 8/26/24  290 286
Bank of America, 6.00%, 10/15/36  300 326
Bank of America, 7.75%, 5/14/38  150 186
Bank of America, VR, 2.592%, 4/29/31 (2) 1,875 1,603
Bank of America, VR, 2.676%, 6/19/41 (2) 1,575 1,160
Bank of America, VR, 3.824%, 1/20/28 (2) 2,280 2,192
Bank of America, VR, 4.244%, 4/24/38 (2) 45 41
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 3,570 3,565
Barclays, VR, 2.852%, 5/7/26 (2) 1,640 1,555
BPCE, 4.00%, 9/12/23 (1) 1,550 1,535
BPCE, 4.50%, 3/15/25 (1) 1,015 987
BPCE, 5.70%, 10/22/23 (1) 850 847
Capital One Financial, 3.65%, 5/11/27  1,430 1,369
Capital One Financial, 3.90%, 1/29/24  810 800
Citigroup, 5.875%, 1/30/42  450 490
Citigroup, VR, 3.887%, 1/10/28 (2) 2,050 1,972

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup, VR, 4.075%, 4/23/29 (2) 1,920 1,833
Citizens Financial Group, VR, 4.30%, 2/11/31 (2) 575 539
Credit Suisse, 2.95%, 4/9/25  1,080 996
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2) 1,765 1,545
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2) 1,400 1,278
Danske Bank, VR, 3.244%, 12/20/25 (1)(2) 2,290 2,176
Discover Bank, 2.70%, 2/6/30  2,000 1,669
Discover Financial Services, 3.75%, 3/4/25  1,440 1,395
Fifth Third Bancorp, 1.625%, 5/5/23  920 912
Goldman Sachs Group, 3.50%, 1/23/25  750 731
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,192
Goldman Sachs Group, 4.25%, 10/21/25  825 812
Goldman Sachs Group, 6.75%, 10/1/37  455 509
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2) 1,915 1,854
HSBC Bank USA, 5.875%, 11/1/34  550 546
HSBC Holdings, VR, 2.013%, 9/22/28 (2) 3,345 2,890
JPMorgan Chase, 2.95%, 10/1/26  980 933
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,230 1,068
JPMorgan Chase, VR, 3.559%, 4/23/24 (2) 1,250 1,245
JPMorgan Chase, VR, 3.782%, 2/1/28 (2) 990 951
JPMorgan Chase, VR, 3.882%, 7/24/38 (2) 1,405 1,236
KeyCorp, 2.25%, 4/6/27  1,950 1,779
M&T Bank, 3.55%, 7/26/23  2,140 2,124
Manufacturers & Traders Trust, 3.40%, 8/17/27  250 233
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,078
Morgan Stanley, 3.125%, 7/27/26  2,000 1,893
Morgan Stanley, 4.10%, 5/22/23  1,290 1,286
Morgan Stanley, 4.30%, 1/27/45  750 693
Morgan Stanley, 6.25%, 8/9/26  175 184
Morgan Stanley, VR, 2.188%, 4/28/26 (2) 1,410 1,323
Morgan Stanley, VR, 3.971%, 7/22/38 (2) 830 748
NatWest Group, VR, 4.519%, 6/25/24 (2) 2,050 2,039
PNC Bank, 3.50%, 6/8/23  2,025 2,016
PNC Financial Services Group, VR, 4.758%, 1/26/27 (2) 1,920 1,925
State Street, 3.10%, 5/15/23  265 264
State Street, VR, 4.857%, 1/26/26 (2) 640 642
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,587
Truist Financial, 1.95%, 6/5/30 (3) 1,470 1,225
UBS Group, VR, 1.364%, 1/30/27 (1)(2) 1,700 1,520
Wells Fargo, VR, 2.188%, 4/30/26 (2) 1,655 1,558
Wells Fargo, VR, 2.393%, 6/2/28 (2) 2,415 2,188
77,786
Brokerage Asset Managers Exchanges 0.1%
Eaton Vance, 3.625%, 6/15/23  25 25
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,366
1,391

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies 0.6%
AerCap Ireland Capital, 4.125%, 7/3/23  1,915 1,903
AerCap Ireland Capital, 4.875%, 1/16/24  825 821
AerCap Ireland Capital, 6.50%, 7/15/25  655 665
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 495 480
GATX, 4.35%, 2/15/24  2,355 2,334
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 525 510
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 329 327
7,040
Insurance 2.3%
AIA Group, 3.20%, 3/11/25 (1) 510 494
Allstate, 6.125%, 12/15/32  150 161
American International Group, 3.875%, 1/15/35  425 393
Aon, 3.875%, 12/15/25  405 397
Aon Corp., 5.00%, 9/12/32 (3) 3,075 3,142
Chubb INA Holdings, 3.35%, 5/15/24  550 540
Elevance Health, 4.55%, 3/1/48  1,135 1,054
Elevance Health, 4.65%, 1/15/43  485 464
Equitable Holdings, 3.90%, 4/20/23  312 311
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,579
First American Financial, 4.60%, 11/15/24  410 405
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,100 1,049
Humana, 2.15%, 2/3/32  1,050 850
Humana, 3.70%, 3/23/29  880 827
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,290
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,229
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,887
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,180
Principal Financial Group, 2.125%, 6/15/30  1,900 1,596
Principal Financial Group, 3.40%, 5/15/25  1,215 1,177
Principal Financial Group, 3.70%, 5/15/29  10 10
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,128
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,262
Travelers, 6.25%, 6/15/37  225 256
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,704
UnitedHealth Group, 3.75%, 7/15/25  400 394
UnitedHealth Group, 4.75%, 7/15/45  900 903
Willis North America, 4.50%, 9/15/28  1,110 1,081
27,772
Real Estate Investment Trusts 1.5%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,619
Boston Properties, 3.125%, 9/1/23  900 889
Brixmor Operating Partnership, 3.90%, 3/15/27  495 467

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Brixmor Operating Partnership, 4.05%, 7/1/30  760 693
Essex Portfolio, 2.65%, 3/15/32 (3) 660 540
Essex Portfolio, 4.50%, 3/15/48  1,455 1,253
Federal Realty Investment Trust, 2.75%, 6/1/23  1,000 993
Healthcare Realty Holdings, 3.625%, 1/15/28  605 546
Healthpeak Properties, 2.125%, 12/1/28  710 616
Healthpeak Properties, 2.875%, 1/15/31  420 366
Kilroy Realty, 3.45%, 12/15/24  750 725
Kilroy Realty, 4.375%, 10/1/25  335 326
Life Storage, 4.00%, 6/15/29  15 14
Prologis, 4.00%, 9/15/28  2,110 2,065
Public Storage, 1.95%, 11/9/28  1,285 1,126
Realty Income, 2.20%, 6/15/28  685 603
Realty Income, 3.95%, 8/15/27  835 810
Realty Income, 4.625%, 11/1/25  1,775 1,765
Regency Centers, 3.60%, 2/1/27  350 335
Regency Centers, 4.125%, 3/15/28  520 495
Simon Property Group, 3.80%, 7/15/50  2,830 2,272
18,528
Total Financial Institutions 132,517
INDUSTRIAL 12.7%
Basic Industry 0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 139
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 541
LYB International Finance II, 3.50%, 3/2/27  1,000 945
Nucor, 2.70%, 6/1/30  775 686
Nucor, 3.95%, 5/1/28  1,405 1,368
Nutrien, 4.00%, 12/15/26  525 516
Packaging Corp. of America, 3.65%, 9/15/24  395 387
4,582
Capital Goods 0.4%
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,642
General Dynamics, 3.25%, 4/1/25  35 34
L3Harris Technologies, 3.832%, 4/27/25  295 288
Lockheed Martin, 3.60%, 3/1/35  240 222
Lockheed Martin, 4.07%, 12/15/42  184 169
Raytheon Technologies, 7.20%, 8/15/27  200 224
Republic Services, 2.50%, 8/15/24  20 19
Republic Services, 3.375%, 11/15/27  585 557
Roper Technologies, 2.00%, 6/30/30  575 477
Roper Technologies, 2.95%, 9/15/29  685 614
Roper Technologies, 3.80%, 12/15/26  660 639
Vulcan Materials, 4.50%, 6/15/47  5 5
4,890

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Communications 2.6%
America Movil SAB de CV, 2.875%, 5/7/30  1,500 1,325
America Movil SAB de CV, 3.625%, 4/22/29  1,475 1,381
America Movil SAB de CV, 6.375%, 3/1/35  300 335
American Tower, 2.40%, 3/15/25  1,010 958
AT&T, 2.25%, 2/1/32  3,500 2,851
AT&T, 4.35%, 3/1/29  1,020 1,001
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,941
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,186
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,224
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 68
Comcast, 3.95%, 10/15/25  845 833
Crown Castle, 2.25%, 1/15/31  1,665 1,390
Crown Castle International, 3.70%, 6/15/26  700 675
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 185
Interpublic Group, 4.20%, 4/15/24  410 405
Omnicom Group, 3.60%, 4/15/26  695 674
Omnicom Group, 3.65%, 11/1/24  460 451
Rogers Communications, 3.625%, 12/15/25  335 323
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 950
T-Mobile USA, 3.75%, 4/15/27  3,565 3,433
Time Warner Cable, 6.55%, 5/1/37  235 239
Time Warner Cable, 6.75%, 6/15/39  275 282
Verizon Communications, 1.68%, 10/30/30  625 503
Verizon Communications, 2.65%, 11/20/40  3,200 2,308
Verizon Communications, 4.00%, 3/22/50  1,500 1,254
Verizon Communications, 4.272%, 1/15/36  745 698
Vodafone Group, 4.25%, 9/17/50  700 581
Vodafone Group, 4.875%, 6/19/49  20 18
Walt Disney, 3.70%, 10/15/25  285 279
Warnermedia Holdings, 5.05%, 3/15/42 (1) 1,570 1,340
Weibo, 3.50%, 7/5/24 (3) 1,275 1,234
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,318
31,652
Consumer Cyclical 1.9%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,012
Amazon.com, 2.80%, 8/22/24  585 569
AutoZone, 1.65%, 1/15/31  2,000 1,600
AutoZone, 3.125%, 4/18/24  2,320 2,268
AutoZone, 3.125%, 4/21/26  445 425
AutoZone, 3.75%, 6/1/27  20 19
Booking Holdings, 3.65%, 3/15/25  810 793
General Motors, 4.00%, 4/1/25 (3) 1,090 1,065
Home Depot, 5.875%, 12/16/36  3,000 3,367

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,347
McDonald's, 1.45%, 9/1/25  935 866
McDonald's, 3.30%, 7/1/25  15 15
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,360
PACCAR Financial, 2.65%, 4/6/23  1,030 1,026
QVC, 4.45%, 2/15/25  75 64
QVC, 4.85%, 4/1/24  840 802
Ross Stores, 1.875%, 4/15/31  300 244
Ross Stores, 4.60%, 4/15/25  3,575 3,562
TJX, 1.60%, 5/15/31  1,425 1,157
23,580
Consumer Non-Cyclical 3.5%
Abbott Laboratories, 3.40%, 11/30/23  784 776
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,600
AbbVie, 3.20%, 5/14/26  225 216
AbbVie, 4.45%, 5/14/46  1,280 1,177
AbbVie, 4.50%, 5/14/35  1,235 1,207
AbbVie, 4.70%, 5/14/45  1,385 1,324
Altria Group, 2.35%, 5/6/25  250 238
Amgen, 2.77%, 9/1/53  1,239 801
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 31
Banner Health, 1.897%, 1/1/31  850 695
Banner Health, 2.913%, 1/1/51  35 24
BAT Capital, 4.39%, 8/15/37  1,515 1,250
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,903
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,085
Bestfoods, 6.625%, 4/15/28  5 5
Biogen, 2.25%, 5/1/30  2,885 2,436
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 973
Cardinal Health, 3.41%, 6/15/27  1,405 1,341
Cardinal Health, 3.75%, 9/15/25  905 882
Centra Health, 4.70%, 1/1/48  25 23
Cigna, 3.00%, 7/15/23  340 337
Cigna, 3.75%, 7/15/23  1,005 999
CommonSpirit Health, 2.76%, 10/1/24  865 836
CommonSpirit Health, 2.782%, 10/1/30  980 835
CommonSpirit Health, 3.91%, 10/1/50  40 32
CVS Health, 1.875%, 2/28/31  1,135 921
CVS Health, 2.70%, 8/21/40  425 307
CVS Health, 5.125%, 7/20/45  925 893
Evernorth Health, 3.00%, 7/15/23  20 20
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,523
Hasbro, 3.00%, 11/19/24  1,395 1,347
Hasbro, 3.55%, 11/19/26  1,920 1,831
HCA, 4.125%, 6/15/29  1,695 1,607

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 905
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,077
Keurig Dr Pepper, 2.55%, 9/15/26  450 420
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 1,446
MedStar Health, Series 20A, 3.626%, 8/15/49  920 695
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 539
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,038
PerkinElmer, 1.90%, 9/15/28  1,575 1,347
Perrigo Finance Unlimited, 4.40%, 6/15/30  1,725 1,509
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  659 649
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 377
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 1,950
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,477
42,904
Energy 1.4%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,899
Boardwalk Pipelines, 4.45%, 7/15/27  230 224
Boardwalk Pipelines, 4.95%, 12/15/24  380 377
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,245
Cameron LNG, 2.902%, 7/15/31 (1) 520 466
Cameron LNG, 3.701%, 1/15/39 (1) 430 365
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,330
DCP Midstream Operating, 3.875%, 3/15/23  15 15
Enbridge, 4.00%, 10/1/23  420 417
Enbridge, 4.25%, 12/1/26  355 347
Enbridge, 5.50%, 12/1/46  555 554
Enbridge Energy Partners, 5.50%, 9/15/40  170 169
Energy Transfer, 3.75%, 5/15/30  680 621
Energy Transfer, 5.25%, 4/15/29  1,105 1,115
Eni, Series X-R, 4.00%, 9/12/23 (1) 620 615
Kinder Morgan, 5.20%, 6/1/33  1,800 1,793
Pioneer Natural Resources, 1.125%, 1/15/26  695 628
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 788
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 634
Spectra Energy Partners, 3.375%, 10/15/26  460 437
Spectra Energy Partners, 4.75%, 3/15/24  25 25
TotalEnergies Capital International, 2.434%, 1/10/25  40 38
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 713
Williams, 4.85%, 3/1/48  190 173
Woodside Finance, 3.70%, 9/15/26 (1) 330 315
Woodside Finance, 3.70%, 3/15/28 (1) 435 404
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,386
17,093
Industrial Other 0.2%
Alfa SAB de CV, 5.25%, 3/25/24 (1) 200 199

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,311
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 917
President & Fellows of Harvard College, 3.619%, 10/1/37  385 350
2,777
Technology 1.4%
Apple, 3.20%, 5/13/25  45 44
Baidu, 3.875%, 9/29/23  1,555 1,541
Fiserv, 3.20%, 7/1/26  10 10
Keysight Technologies, 4.55%, 10/30/24  1,427 1,420
Micron Technology, 4.185%, 2/15/27  805 782
Moody's, 2.00%, 8/19/31 (3) 1,660 1,367
NXP, 3.15%, 5/1/27  395 368
QUALCOMM, 3.25%, 5/20/27  1,004 968
RELX Capital, 3.00%, 5/22/30  1,120 994
RELX Capital, 3.50%, 3/16/23  535 534
ServiceNow, 1.40%, 9/1/30  3,710 2,930
Texas Instruments, 1.375%, 3/12/25  655 615
Thomson Reuters, 3.35%, 5/15/26  225 216
VMware, 1.40%, 8/15/26  3,475 3,079
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36 (3) 2,684 2,754
17,627
Transportation 0.9%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  504 446
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  590 577
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  30 26
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 113
Canadian National Railway, 6.25%, 8/1/34  95 108
Canadian Pacific Railway, 1.75%, 12/2/26  845 757
Delta Air Lines, 3.80%, 4/19/23 (3) 121 120
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 15
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 230
Kansas City Southern, 2.875%, 11/15/29  1,140 1,019
Kansas City Southern, 3.00%, 5/15/23  355 352
Kansas City Southern, 3.50%, 5/1/50  1,155 906
Kansas City Southern, 4.70%, 5/1/48  720 674
Norfolk Southern, 4.45%, 3/1/33  2,600 2,579
Norfolk Southern, 5.59%, 5/17/25  48 49
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,474
Transurban Finance, 3.375%, 3/22/27 (1) 235 219
Transurban Finance, 4.125%, 2/2/26 (1) 185 179
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  673 565
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  999 858
11,266
Total Industrial 156,371

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY 1.8%
Electric 1.5%
Ausgrid Finance, 3.85%, 5/1/23 (1) 1,120 1,116
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 189
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 116
CMS Energy, 4.875%, 3/1/44  635 603
Duke Energy, 2.65%, 9/1/26  355 331
Duke Energy, 3.75%, 9/1/46  280 223
Duke Energy Florida, 6.35%, 9/15/37  170 194
Duke Energy Progress, 6.30%, 4/1/38  100 113
Exelon, 3.40%, 4/15/26  1,815 1,744
Metropolitan Edison, 4.30%, 1/15/29 (1) 2,320 2,231
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,698
Mississippi Power, 3.95%, 3/30/28  905 869
Nevada Power, Series N, 6.65%, 4/1/36  400 453
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,737
PacifiCorp, 4.125%, 1/15/49  1,400 1,228
PacifiCorp, 6.25%, 10/15/37  90 101
PECO Energy, 5.95%, 10/1/36  150 165
Public Service Electric & Gas, 5.70%, 12/1/36  180 188
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 182
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,566
Southern, 4.40%, 7/1/46  1,935 1,735
Tampa Electric, 6.15%, 5/15/37  700 750
Vistra Operations, 3.55%, 7/15/24 (1) 1,285 1,240
18,772
Natural Gas 0.3%
APT Infrastructure, 4.25%, 7/15/27 (1) 385 368
NiSource, 1.70%, 2/15/31  1,280 1,019
NiSource, 3.49%, 5/15/27  710 682
NiSource, 3.95%, 3/30/48  1,000 836
Southern California Gas, Series KK, 5.75%, 11/15/35  140 147
3,052
Total Utility 21,824
Total Corporate Bonds
(Cost $341,587) 310,712
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Local Authorities 0.5%
Province of Alberta, 3.30%, 3/15/28  1,605 1,553
Province of Manitoba, Series GX, 2.60%, 4/16/24  1,507 1,468
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,486
Province of Quebec, Series PD, 7.50%, 9/15/29  104 125

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Province of Quebec, Series QO, 2.875%, 10/16/24  35 34
5,666
Owned No Guarantee 0.2%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 287
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 527
Pertamina Persero, 4.30%, 5/20/23 (1) 650 648
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 405 404
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,155 1,152
3,018
Sovereign 0.5%
Government of Qatar, 3.75%, 4/16/30 (1) 730 717
Republic of Colombia, 4.00%, 2/26/24  260 256
Republic of Poland, 3.25%, 4/6/26  890 860
United Mexican States, 2.659%, 5/24/31  5,154 4,333
6,166
Total Foreign Government Obligations & Municipalities
(Cost $15,797) 14,850
MUNICIPAL SECURITIES 3.4%
California 0.5%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 864
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%,
4/1/41  1,275 1,036
California, Build America, GO, 7.625%, 3/1/40  1,350 1,789
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (4) 250 252
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 852
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 510
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 326
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 552
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  20 20
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 527
6,728
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,058
1,058
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,758 2,020
2,020
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,607

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 537
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 359
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 530
3,033
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 1,725
1,725
Michigan 0.2%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,374
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  450 368
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien,
Series C, 3.473%, 7/1/41  1,520 1,289
3,031
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 2,024
2,024
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,306
1,306
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 800
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 775
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,415
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 188
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 532
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Build
America, 5.508%, 8/1/37  35 37
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 40
3,787
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 2,258
2,258
Oregon 0.2%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,903
1,903
Pennsylvania 0.1%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  680 665
665

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina 0.1%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  645 631
631
Texas 0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,168
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 12
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,951
5,174
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 17
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,447
1,464
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 527
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  540 582
1,109
Wisconsin 0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,872
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,597
3,469
Total Municipal Securities
(Cost $46,418) 41,385
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.7%
Collateralized Mortgage Obligations 2.6%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 842 776
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (1) 393 348
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 1,362 1,155
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 1,079 919

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 1,119 980
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 1,309 1,120
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 421 396
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 2,855 2,486
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.706%, 1/25/30  65 65
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 5.506%, 2/25/30  7 7
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 5.31%, 12/25/41 (1) 461 456
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 457 397
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 181 170
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 383 347
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 58 54
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (1) 791 763
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.931%, 10/25/50 (1) 1,179 1,040
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 1,669 1,475
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 801 760
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 514 478

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 278 255
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 568 522
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 160 149
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 5.606%, 10/25/59 (1) 74 72
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.201%, 12/25/49 (1) 2,212 1,844
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 125 117
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 35 34
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 607 576
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 505 447
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 5.11%, 8/25/33 (1) 119 119
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 5.81%, 10/25/41 (1) 1,210 1,159
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 5.16%, 11/25/41 (1) 1,890 1,868
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 5.01%, 8/25/33 (1) 120 120
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.31%, 4/25/42 (1) 2,082 2,089
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 6.41%, 3/25/42 (1) 1,755 1,757
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 288 275

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 599 572
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 1,682 1,591
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 670 570
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 3,206 2,779
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50 (1) 1,407 1,174
32,281
Commercial Mortgage-Backed Securities 4.0%
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 6.599%, 10/15/37 (1) 3,285 3,207
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 6.752%, 11/15/34 (1) 545 455
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 5.999%, 10/15/34 (1) 1,890 1,847
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1) 760 694
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 471
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 863
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 960 878
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 858
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 426
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 5.759%, 11/15/37 (1) 1,298 1,275

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,641
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  896 864
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,737
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 1,195 1,125
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 2,315 2,180
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 5.626%, 12/15/36 (1) 3,110 3,073
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 6.225%, 12/15/36 (1) 10 10
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M TSFR + 2.047%, 6.525%, 12/15/36 (1) 850 820
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 712
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,657
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 5.83%, 10/15/33 (1) 1,625 1,513
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 5.56%, 4/15/38 (1) 3,975 3,876
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 38
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 668
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,324
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49  300 278

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 2,780 2,500
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48  700 676
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 2,969
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 1,835 1,571
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M USD LIBOR + 1.50%, 5.959%, 5/15/38 (1) 1,695 1,504
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,153
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 24
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,325
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  2,045 2,010
49,222
Residential Mortgage 0.1%
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, ARM
3.25%, 5/25/62 (1) 253 244
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 40 40
Towd Point Mortgage Trust
Series 2017-6, Class A1, ARM
2.75%, 10/25/57 (1) 196 187
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 96 93
564
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $89,662) 82,067

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 28.0%
U.S. Government Agency Obligations 20.4%
Federal Home Loan Mortgage
2.206%, 6/25/25  443 429
2.50%, 4/1/30 - 6/1/30  614 585
2.952%, 2/25/27  493 480
3.00%, 12/1/42 - 4/1/47  3,044 2,834
3.50%, 3/1/42 - 3/1/46  2,367 2,282
4.00%, 9/1/40 - 8/1/45  851 841
4.50%, 8/1/39 - 10/1/41  437 444
5.00%, 7/1/25 - 8/1/40  328 337
5.50%, 1/1/35 - 12/1/39  95 100
6.00%, 10/1/32 - 8/1/38  78 81
6.50%, 4/1/24 - 1/1/36  43 44
7.00%, 11/1/30 - 6/1/32  4 4
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%, 4/1/37  19 19
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  10 10
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  6 6
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  9 9
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  16 16
12M USD LIBOR + 2.03%, 4.275%, 11/1/36  11 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  767 142
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  2,519 2,233
2.00%, 3/1/42 - 5/1/52  36,565 30,860
2.50%, 3/1/42 - 5/1/52  28,190 24,802
3.00%, 3/1/35 - 6/1/52  7,188 6,698
3.50%, 5/1/31 - 1/1/52  3,199 3,035
4.00%, 6/1/37 - 2/1/50  3,258 3,182
4.50%, 9/1/37 - 5/1/50  243 243
5.00%, 12/1/41 - 10/1/49  1,224 1,249
Federal National Mortgage Assn.
3.50%, 6/1/43  7 7
4.00%, 11/1/40  408 399
4.50%, 7/1/40  4 4
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.557%, 3.645%, 7/1/35  5 5
12M USD LIBOR + 1.599%, 3.403%, 7/1/36  11 11
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  2 2
12M USD LIBOR + 1.855%, 4.105%, 1/1/37  2 2
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,818 6,806

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
2.00%, 8/1/28 - 3/1/52  39,679 33,790
2.50%, 5/1/30 - 4/1/52  37,657 33,576
3.00%, 10/1/32 - 3/1/52  31,717 29,586
3.50%, 11/1/25 - 1/1/52  21,066 20,189
4.00%, 6/1/37 - 11/1/49  13,465 13,251
4.50%, 9/1/35 - 8/1/52  12,138 12,176
5.00%, 11/1/33 - 8/1/52  2,681 2,736
5.50%, 12/1/34 - 5/1/44  2,956 3,093
6.00%, 2/1/33 - 1/1/53  9,778 10,085
6.50%, 5/1/31 - 9/1/38  186 197
7.00%, 2/1/24 - 11/1/36  11 12
7.50%, 12/1/30  — —
UMBS, TBA (5)
2.00%, 2/1/53  4,210 3,538
4.00%, 2/1/53  255 246
250,687
U.S. Government Obligations 7.6%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  1,460 1,287
2.00%, 3/20/51 - 5/20/52  16,186 14,023
2.50%, 8/20/50 - 1/20/52  19,088 17,037
3.00%, 9/15/42 - 6/20/52  15,573 14,374
3.50%, 9/15/41 - 1/20/49  13,100 12,568
4.00%, 2/15/41 - 10/20/52  7,711 7,546
4.50%, 9/15/34 - 10/20/52  7,425 7,431
5.00%, 1/20/33 - 6/20/49  3,724 3,811
5.50%, 10/20/32 - 12/20/52  9,122 9,299
6.00%, 8/15/33 - 4/15/36  16 17
6.50%, 10/15/25 - 8/15/29  4 4
7.00%, 11/20/52 - 1/20/53  1,145 1,186
7.50%, 4/15/23 - 3/15/32  34 35
8.00%, 1/15/26  1 1
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —
Government National Mortgage Assn., ARM
A, 2.625%, 7/20/23 - 8/20/23  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  88 83
3.50%, 10/20/50  1,015 893
Government National Mortgage Assn., TBA (5)
2.00%, 2/15/53  2,530 2,186

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 3/20/53  1,615 1,652
93,433
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $367,016) 344,120
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 30.9%
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29 (3) 342 391
Federal National Mortgage Assn., 6.625%, 11/15/30  500 600
991
U.S. Treasury Obligations 30.8%
U.S. Treasury Bonds, 1.75%, 8/15/41  1,900 1,382
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,887
U.S. Treasury Bonds, 2.00%, 2/15/50 (6) 30,320 21,650
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,934
U.S. Treasury Bonds, 2.25%, 8/15/49  50 38
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 5,464
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 1,099
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,877
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,886
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,436
U.S. Treasury Bonds, 3.00%, 11/15/44  615 542
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 3,673
U.S. Treasury Bonds, 3.00%, 11/15/45  6,845 6,016
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 3,034
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,770
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 13,945
U.S. Treasury Bonds, 3.00%, 8/15/48  60 53
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,714
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 7,405
U.S. Treasury Bonds, 3.375%, 8/15/42  12,750 12,049
U.S. Treasury Bonds, 3.625%, 8/15/43  2,390 2,337
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 2,063
U.S. Treasury Bonds, 4.00%, 11/15/42  4,035 4,170
U.S. Treasury Bonds, 4.00%, 11/15/52  4,640 4,962
U.S. Treasury Bonds, 4.375%, 5/15/41  20 22
U.S. Treasury Bonds, 4.75%, 2/15/41  35 40
U.S. Treasury Notes, 0.25%, 5/31/25  15,105 13,840
U.S. Treasury Notes, 0.375%, 4/30/25  6,395 5,890
U.S. Treasury Notes, 0.50%, 8/31/27  50 44
U.S. Treasury Notes, 0.75%, 3/31/26  16,685 15,178
U.S. Treasury Notes, 0.875%, 6/30/26  27,760 25,192
U.S. Treasury Notes, 1.25%, 8/15/31  22,220 18,637
U.S. Treasury Notes, 1.50%, 11/30/24  14,600 13,891

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.875%, 2/28/27  19,235 17,907
U.S. Treasury Notes, 1.875%, 2/15/32  11,370 9,977
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,235
U.S. Treasury Notes, 2.50%, 4/30/24  58,220 56,692
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,598
U.S. Treasury Notes, 2.75%, 8/15/32  17,000 15,996
U.S. Treasury Notes, 4.125%, 9/30/27  8,700 8,875
U.S. Treasury Notes, 4.125%, 10/31/27  34,035 34,737
U.S. Treasury Notes, 4.125%, 11/15/32  5,635 5,929
379,066
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $408,126) 380,057
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 4.36% (7)(8) 22,395 22,395
Total Short-Term Investments
(Cost $22,395) 22,395
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.36% (7)(8) 256 256
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 256

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.36% (7)(8) 6,212 6,212
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 6,212
Total Securities Lending Collateral
(Cost $6,468) 6,468
Total Investments in Securities 100.9%
(Cost $1,338,418) $ 1,240,381
Other Assets Less Liabilities (0.9)% (11,409)
Net Assets 100.0% $ 1,228,972
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$133,122 and represents 10.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at January 31, 2023.
(4) Insured by Assured Guaranty Municipal Corporation
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $7,622 and represents 0.6% of net assets.
(6) At January 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 582 U.S. Treasury Notes five year contracts 3/23 63,579 $ 768
Long, 49 U.S. Treasury Notes ten year contracts 3/23 5,611 93
Long, 43 U.S. Treasury Notes two year contracts 3/23 8,843 36
Net payments (receipts) of variation margin to date (755)
Variation margin receivable (payable) on open futures contracts $ 142

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 320++
Totals $ —# $ — $ 320+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 29,879  ¤  ¤ $ 28,863
Total $ 28,863^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $320 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,863.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE QM U.S. Bond Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,211,518 $ — $ 1,211,518
Short-Term Investments 22,395 — — 22,395
Securities Lending Collateral 6,468 — — 6,468
Total Securities 28,863 1,211,518 — 1,240,381
Futures Contracts* 897 — — 897
Total $ 29,760 $ 1,211,518 $ — $ 1,241,278
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F134-054Q1 01/23